Note 9 - Segment Data (Details Textual)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Number of Operating Segments	4
Proceeds from Life Insurance Policies	$ 0	$ 203,451